Financial risk management and fair value measurement - Foreign exchange risk (Details) - CAD ($)	Aug. 31, 2022	Aug. 31, 2021
Trade and other payables
Financial risk management and fair value measurement
Carrying amount of financial instruments	$ 172,871	$ 294,637
Cash
Financial risk management and fair value measurement
Carrying amount of financial instruments	5,142,703	$ 11,219,143
Trade and other receivables
Financial risk management and fair value measurement
Carrying amount of financial instruments	$ 103,116